Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 32,899,544	$ 29,360,966
Refundable deposits bank deposit [member] | Customs [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 811,660	811,072
Purpose of pledge	Customs duty guarantee
Refundable deposits bank deposit [member] | Science park bureau [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 234,304	234,286
Purpose of pledge	Collateral for land lease
Refundable deposits bank deposit [member] | Science park bureau [member] | Dormitory lease [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 20,619	18,215
Purpose of pledge	Collateral for dormitory lease
Refundable deposits bank deposit [member] | Liquefied natural gas business division, CPC corporation, Taiwan [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 26,600	41,785
Purpose of pledge	Energy resources guarantee
Refundable deposits bank deposit [member] | Bank of China and Agricultural Bank of China [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 1,151,200	1,000,000
Purpose of pledge	Bank performance guarantee
Refundable deposits bank deposit [member] | Shanghai Commercial Bank [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 6,711
Purpose of pledge	Collateral for letter of credit
Buildings [member] | Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 5,014,814	5,310,769
Purpose of pledge	Collateral for long-term loans
Machinery and equipment [member] | Taiwan Cooperative Bank, Mega International Commercial Bank, KGI Bank, First Commercial Bank and Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 25,189,533	21,370,450
Purpose of pledge	Collateral for long-term loans
Transportation equipment [member] | Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 1,802	3,174
Purpose of pledge	Collateral for long-term loans
Furniture and fixtures [member] | Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 161,604	281,663
Purpose of pledge	Collateral for long-term loans
Right-of-use assets [member] | Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 280,697	$ 289,552
Purpose of pledge	Collateral for long-term loans